SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	7,395,349
Plus:
Accretion of carrying value to redemption value	682,671
Less:
Redemptions	(6,796,063)
Common stock subject to possible redemption, December 31, 2023	$1,281,957

Schedule of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	For the years ended December 31,
	2023	2022
	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Allocation of net loss	$(4,413,866)	$(3,242,501)
Denominator:
Basic and diluted weighted average common shares outstanding	4,096,353	12,741,219
Basic and diluted net loss per common share	$(1.08)	$(0.25)